Rating Agency Grading
Run Date - 10/8/2024

LOAN INFORMATION					INITIAL CREDIT LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL OVERALL LOAN GRADES
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
M4DSQFXF5V3	XXXXXX	XXXXXX		$X,XXX,XXX.XX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A